Income Tax - Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax [Abstract]
Profit before income tax	$ 441,080,385	$ 682,307,668	$ 375,932,109
Income tax rate	35.00%	35.00%	35.00%
Income tax using the Bank’s income tax rate	$ 154,378,135	$ 238,807,684	$ 131,576,238
Permanent Differences
Tax-exempt income	(5,046,526)	(4,035,063)	(1,007,349)
Non-deductible expenses	2,393,524	5,540,479	1,036,102
Other	67,800	(84,226)	(1,473,226)
Net monetary inflation adjustment	690,318,492	911,255,310	411,884,383
Subtotal	842,111,425	1,151,484,184	542,016,148
Inflation adjustment for tax purposes (see Note 11.6)	(773,960,520)	(811,621,143)	(558,520,266)
Other	8,113,900	0	(610,082)
Income tax expense (benefit)	$ 76,264,805	$ 339,863,041	$ (17,114,200)	$ 555,002	$ 647,945	$ 264,257
Effective tax rate	(17.00%)	(50.00%)	5.00%